Supplemental cash flow information - Summary of detailed information of non cash investing activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non Cash Investing Activities [Abstract]
Acquisition of investments from the sale of asset	$ 0	$ 0	$ 1,000